Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

28. Commitments and contingencies

Lease commitments

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31,	December 31,
	2023	2022
Within one year	3,946	3,450
Between one and five years	-	-
Total	3,946	3,450

Office lease expenses of CHF 6,600 and CHF 6,001 were recorded in 2023 and 2022, respectively, in the consolidated statement of profit or loss and other comprehensive loss.